Related parties (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Transactions Between Related Parties

The transactions with these related parties are mainly as follows:

	ITAÚ UNIBANCO HOLDING
		Assets / (liabilities)		Revenue / (expenses)
	Annual rate	12/31/2017	12/31/2016	01/01 to 12/31/2017	01/01 to 12/31/2016	01/01 to 12/31/2015
Loan operations		96	—	6	—	—
Alpargatas S.A.		96	—	6	—	—
Securities sold under repurchase agreements		(48)	(77)	(5)	(19)	(20)
Duratex S.A.	97.5% to 100% do CDI	(22)	(18)	(2)	(4)	(9)
Elekeiroz S.A.	97.5% of CDI	(5)	(3)	—	(1)	(1)
Itautec S.A.	100.1% of CDI	(2)	(1)	—	(3)	—
Itaúsa Empreendimentos S.A.		—	—	—	(7)	(7)
Olimpia Promoção e Serviços S.A.	100% of Selic	(7)	(14)	(1)	(2)	(1)
Conectcar Soluções de Mobilidade Eletrônica S.A.		—	(24)	—	—	—
Other	60% to 100.1% of CDI	(12)	(17)	(2)	(2)	(2)
Amounts receivable from (payable to) related companies / Banking service fees (expenses)		(108)	(129)	39	28	20
Itaúsa Investimentos Itaú S.A.		—	—	6	3	2
Olimpia Promoção e Serviços S.A.		(2)	(2)	(23)	(25)	(28)
Fundação Itaú Unibanco—Previdência Complementar		(106)	(127)	47	44	39
FUNBEP—Fundo de Pensão Multipatrocinado		—	—	6	6	5
Other		—	—	3	—	2
Rental revenues (expenses)		—	—	(62)	(59)	(56)
Itaúsa Investimentos Itaú S.A.		—	—	(2)	(2)	(2)
Fundação Itaú Unibanco—Previdência Complementar		—	—	(49)	(44)	(42)
FUNBEP—Fundo de Pensão Multipatrocinado		—	—	(11)	(13)	(12)
Donation expenses		—	—	(104)	(94)	(84)
Instituto Itaú Cultural		—	—	(93)	(87)	(83)
Associação Cubo Coworking Itaú		—	—	(10)	(6)	—
Associação Itaú Viver Mais		—	—	(1)	(1)	(1)

Pursuant to the current rules, financial institutions cannot grant loans or advances to the following:

a)	any individuals or companies that control the Institution or any entity under common control with the institution, or any executive officer, director, member of the fiscal council, or the immediate family members of these individuals;
b)	any entity controlled by the institution; or
c)	any entity in which the bank directly or indirectly holds more than 10% of the capital stock.

Summary of Compensation of Key Management Personnel
b)	Compensation of the key management personnel

Compensation for the period paid to key management members of ITAÚ UNIBANCO HOLDING consisted of:

	01/01 to 12/31/2017	01/01 to 12/31/2016	01/01 to 12/31/2015
Compensation	426	360	459
Board of directors	60	32	27
Executives	366	328	432
Profit sharing	244	251	239
Board of directors	3	2	1
Executives	241	249	238
Contributions to pension plans—executives	9	12	9
Stock option plan – executives	220	263	200

Total	899	885	907